UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:          |_|; Amendment Number:

This Amendment (Check only one):  |_| is a restatement
                                  |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brigade Capital Management, LLC

Address:  399 Park Avenue, 16th Floor
          New York, New York 10022


13F File Number: 028-12820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Donald E. Morgan, III
Title:  Managing Member
Phone:  (212) 745-9700


Signature, Place and Date of Signing:

/s/ Donald E. Morgan, III       New York, NY                  May 15, 2012
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total: $476,276
                                        (thousands)


List of Other Included Managers:

    Form 13F  File Number    Name

1.  028-12821                Brigade Leveraged Capital Structures Fund Ltd.

                                                         FORM 13F INFORMATION TABLE
                                                             March 31, 2012


COLUMN 1                       COLUMN 2           COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6       COLUMN 7    COLUMN 8

                                                              VALUE    SHS OR      SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP      (x$1000)  PRN AMT     PRN CALL  DISCRETION     MGRS   SOLE  SHARED NONE
ALLIANCE HEALTHCARE SRVCS IN   COM NEW            018606202     3,555   2,370,058  SH        Shared-Defined   1    2,370,058
AMERISTAR CASINOS INC          COM                03070Q101    18,630   1,000,000  SH        Shared-Defined   1    1,000,000
BEAZER HOMES USA INC           COM                07556Q105     8,613   2,650,000  SH        Shared-Defined   1    2,650,000
BON-TON STORES INC             COM                09776J101       202      21,800  SH        Shared-Defined   1       21,800
CAESARS ENTMT CORP             COM                127686103     5,896     400,000  SH        Shared-Defined   1      400,000
CHESAPEAKE ENERGY CORP         COM                165167107    14,134     610,000      PUT   Shared-Defined   1      610,000
D R HORTON INC                 COM                23331A109     7,585     500,000  SH        Shared-Defined   1      500,000
DELPHI AUTOMOTIVE PLC          SHS                G27823106    44,895   1,420,724  SH        Shared-Defined   1    1,420,724
DELPHI AUTOMOTIVE PLC          SHS                G27823106     2,123      67,183  SH        Sole                     67,183
ISHARES TR                     RUSSELL 2000       464287655   165,620   2,000,000      PUT   Shared-Defined   1    2,000,000
LIBERTY MEDIA CORP             DEB   4.000%11/1   530715AG6    21,489  37,700,000  PRN       Shared-Defined   1   37,700,000
LIBERTY MEDIA CORP             DEB   4.000%11/1   530715AG6    13,515  23,710,000  PRN       Sole                 23,710,000
LIVE NATION ENTERTAINMENT IN   COM                538034109     7,990     850,000  SH        Shared-Defined   1      850,000
LIVE NATION ENTERTAINMENT IN   COM                538034109     3,995     425,000      PUT   Shared-Defined   1      425,000
LIZ CLAIBORNE INC              COM                539320101    31,061   2,324,900  SH        Shared-Defined   1    2,324,900
LIZ CLAIBORNE INC              COM                539320101    13,360   1,000,000      CALL  Shared-Defined   1    1,000,000
LIZ CLAIBORNE INC              COM                539320101    26,720   2,000,000      PUT   Shared-Defined   1    2,000,000
MTR GAMING GROUP INC           COM                553769100    11,882   2,420,022  SH        Shared-Defined   1    2,420,022
NAVISTAR INTL CORP NEW         COM                63934E108    13,349     330,000      CALL  Shared-Defined   1      330,000
RITE AID CORP                  COM                767754104       696     400,000  SH        Shared-Defined   1      400,000
SUN HEALTHCARE GROUP INC NEW   COM                86677E100    11,561   1,690,227  SH        Shared-Defined   1    1,690,227
U S AIRWAYS GROUP INC          COM                90341W108     7,590   1,000,000  SH        Shared-Defined   1    1,000,000
WALGREEN CO                    COM                931422109    16,745     500,000  SH        Shared-Defined   1      500,000
WALGREEN CO                    COM                931422109       670      20,000  SH        Sole                     20,000
WALTER INVT MGMT CORP          COM                93317W102     5,638     250,000  SH        Shared-Defined   1      250,000
WARNER CHILCOTT PLC IRELAND    SHS A              G94368100    17,651   1,050,000  SH        Shared-Defined   1    1,050,000
YRC WORLDWIDE INC              NOTE 10.000% 3/3   984249AB8       331   1,000,000  PRN       Shared-Defined   1    1,000,000
YRC WORLDWIDE INC              NOTE 10.000% 3/3   984249AC6       783   1,000,000  PRN       Shared-Defined   1    1,000,000